PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT WITH YOUR
RECORDS.

                            STRONG ADVISOR BOND FUND
                     STRONG ADVISOR SHORT DURATION BOND FUND
                      STRONG ADVISOR STRATEGIC INCOME FUND

    Supplement to the Statement of Additional Information dated March 1, 2003

                       STRONG ADVISOR MUNICIPAL BOND FUND

  Supplement to the Statement of Additional Information dated February 28, 2003

                        STRONG ADVISOR COMMON STOCK FUND
                     STRONG ADVISOR ENDEAVOR LARGE CAP FUND
                            STRONG ADVISOR FOCUS FUND
                     STRONG ADVISOR INTERNATIONAL CORE FUND
                     STRONG ADVISOR LARGE COMPANY CORE FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                           STRONG ADVISOR SELECT FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                  STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND
                         STRONG ADVISOR U.S. VALUE FUND
                    STRONG ADVISOR UTILITIES AND ENERGY FUND

     Supplement to the Statement of Additional Information dated May 1, 2003


ALL FUNDS
Effective January 14, 2004, under "DIRECTORS AND OFFICERS", the Director and Officer table is deleted and replaced with the following:


                           DATE FIRST
                            POSITIONS     ELECTED OR
   NAME, ADDRESS,             HELD        APPOINTED         PRINCIPAL OCCUPATIONS DURING
      AND AGE             WITH FUNDS     TO OFFICE                 PAST 5 YEARS               CERTAIN OTHER DIRECTORSHIPS HELD
---------------------------- -------------- ------------- --------------------------------------- ---------------------------------
Willie D. Davis           Director          July      President and Chief Executive Officer   Director   of    Wisconsin    Energy
161 North La Brea                           1994      of All Pro Broadcasting, Inc. since     Corporation  (formerly WICOR,  Inc.)
Inglewood, CA  90301                                  1977.                                   (a  utility   company)  since  1990,
Age 69                                                                                        Metro-Goldwyn-Mayer,     Inc.    (an
                                                                                              entertainment  company)  since 1998,
                                                                                              Bassett Furniture  Industries,  Inc.
                                                                                              since   1997,   Checker's   Drive-In
                                                                                              Restaurants,  Inc. (formerly Rally's
                                                                                              Hamburgers,    Inc.)   since   1994,
                                                                                              Johnson    Controls,     Inc.    (an
                                                                                              industrial  company) since 1992, MGM
                                                                                              Mirage  (formerly  MGM Grand,  Inc.)
                                                                                              (an   entertainment/hotel   company)
                                                                                              since  1990,  Dow  Chemical  Company
                                                                                              since 1988,  Sara Lee Corporation (a
                                                                                              food/consumer    products   company)
                                                                                              since  1983,   Alliance  Bank  since
                                                                                              1980,    and   Manpower    Inc.   (a
                                                                                              world-wide   provider   of  staffing
                                                                                              services)   since  2001,  and  Kmart
                                                                                              Corporation  (a  discount   consumer
                                                                                              products   company)   from  1985  to
                                                                                              2003,  and Trustee of the University
                                                                                              of Chicago  since 1980 and Marquette
                                                                                              University since 1988.

Stanley Kritzik           Director          January   Partner of Metropolitan Associates (a   Director   of    Wisconsin    Health
1123 North Astor Street                     1995      real estate firm) since 1962.           Information  Network since  November
Milwaukee, WI  53202                                                                          1997, Health Network Ventures,  Inc.
Age 73                    Chairman of       July                                              from 1992 to April  2000;  Member of
                          the Audit         2000                                              the Board of  Governors  of Snowmass
                          Committee                                                           Village  Resort   Association   from
                                                                                              October 1999 until October 2002, and
                                                                                              Director of Aurora Health Care from
                                                                                              September 1987 to September 2002.

William F. Vogt           Director         January     Senior Vice  President  of IDX Systems                None
P.O. Box 7657                               1995       Corporation  (a management  consulting
Avon, CO  81620                                        firm)  since June 2001;  President  of
Age 56                    Chairman         January     Vogt Management Consulting,  Inc. from
                          of the            1995       July 1990 to June 2001;  former Fellow
                          Independent                  of the  American  College  of  Medical
                          Directors                    Practice Executives.
                          Committee

Neal Malicky              Director         December    President  Emeritus of Baldwin-Wallace  Director of Aspire Learning
4608 Turnberry Drive                        1999       College  since July  2000;  Chancellor  Corporation since June 2000;
Lawrence, KS  66047                                    of  Baldwin-Wallace  College from July  Trustee of Southwest Community
Age 69                                                 1999  to  June  2000;   President   of  Health Systems, Cleveland
                                                       Baldwin-Wallace   College   from  July  Scholarship Program, and The
                                                       1981 to June 1999.                      National Conference for Community
                                                                                               and Justice until 2001; President
                                                                                               of the National Association of
                                                                                               Schools and Colleges of the United
                                                                                               Methodist Church, Chairperson of the
                                                                                               Association of Independent Colleges
                                                                                               and Universities of Ohio, and
                                                                                               Secretary of the National Association
                                                                                               of Independent Colleges and
                                                                                               Universities until 2001.

Gordon B. Greer           Director         March       Of Counsel for Bingham  McCutchen  LLP                  None
P.O. Box 2936                              2002        (a  law  firm   previously   known  as
Milwaukee, WI  53201                                   Bingham   Dana   LLP)   from  1997  to
Age 71                                                 February 2002.

                                                       From 1967 to 1997, Mr.Greer served as a
                                                       Partner of Bingham McCutchen.  On behalf
                                                       of Bingham  McCutchen, Mr. Greer provided
                                                       representation to the disinterested
                                                       directors  of  the Strong Funds from 1991
                                                       to February 2002. Bingham  McCutchen has
                                                       provided representation to the Independent
                                                       Directors of the Strong Funds since 1991.
OFFICERS

Ane K. Ohm                   Anti-Money    November    Assistant  Executive Vice President of                  None
P.O. Box 2936                Laundering      2002      the  Advisor  since   December   2001;
Milwaukee, WI  53201         Compliance                Assistant   Executive  Vice  President
Age 34                       Officer                   and Anti-Money  Laundering  Compliance
                                                       Officer     of    Strong     Financial
                                                       Corporation  since  November  2003 and
                                                       February 2003, respectively;  Director
                                                       of  Mutual  Fund   Administration   of
                                                       Strong Investor Services,  Inc., since
                                                       April 2001;  Vice  President of Strong
                                                       Investor    Services,    Inc.,   since
                                                       December  2001;   Marketing   Services
                                                       Manager of Strong  Investments,  Inc.,
                                                       from November 1998 to April 2001;  and
                                                       Retail Services  Financial  Manager of
                                                       Strong Investments,  Inc. from January
                                                       1997 to November 1998.

Christopher O. Petersen      Vice          May         Managing  Counsel of Strong  Financial                  None
P.O. Box 2936                President     2003       Corporation    since    March    2003;
Milwaukee, WI  53201         and                       Assistant    Secretary    of    Strong
Age 33                       Assistant                 Investor  Services,  Inc.  since  June
                             Secretary                 2003;   Corporate   Counsel   at  U.S.
                                                       Bancorp  Asset  Management,  Inc. from
                                                       May 2001  to  March  2003;  Corporate
                                                       Counsel   at  First   American   Asset
                                                       Management,   a  division   U.S.  Bank
                                                       National  Association  ("FAAM"),  from
                                                       September    1999    to   May    2001;
                                                       Compliance   Officer   at  FAAM   from
                                                       January   1999  to   September   1999;
                                                       Associate   at  Mauzy  Law  Firm  from
                                                       September 1997 to December 1998.

Phillip O. Peterson          President     January     Mr.   Peterson   is  a   mutual   fund   Director  of The  Hartford  Group of
11155 Kane Trail                           2004        industry   consultant.   He   was   an   Mutual  Funds (71 funds) since 2002;
Northfield, MN  55057                                  accountant   at  KPMG  LLP  from  1970   Director  of the Fortis  Mutual Fund
Age 59                                                 until July 1999,  most  recently  as a   Group (38  funds)  from  2000  until
                                                       Partner. 2002.

Richard W. Smirl             Vice          February    Senior  Counsel  of  Strong  Financial                  None
P.O. Box 2936                President     2002        Corporation   since   December   2001;
Milwaukee, WI  53201                                   Assistant   Executive  Vice  President
Age 36                       Secretary     November    since December 2001;  Secretary of the
                                           2001        Advisor since November 2002; Assistant
                                                       Secretary of the Advisor from December
                                                       2001 to November 2002; Senior  Counsel
                                                       of the    Advisor from    July 2000 to
                                                       December 2001; General Counsel of Strong
                                                       Investments, Inc. ("Distributor") since
                                                       November  2001; Vice President,
                                                       Secretary, and Chief Compliance Officer of
                                                       the Distributor  since July 2000; Lead
                                                       Counsel of the Distributor  from July
                                                       2000 to November 2001; Vice President and
                                                       Secretary  of Strong Investor Services,
                                                       Inc.,  since December 2001; Partner at
                                                       Keesal, Young & Logan LLP (a law firm) from
                                                       September 1999 to July 2000; Associate at
                                                       Keesal, Young & Logan LLP from  September
                                                       1992 to September 1999.

Gilbert L. Southwell III     Assistant     July        Associate  Counsel of Strong Financial                  None
P.O. Box 2936                Secretary     2001        Corporation   since   December   2001;
Milwaukee, WI  53201                                   Assistant  Secretary  of  the  Advisor
Age 49                                                 since   December    2002;    Associate
                                                       Counsel of the Advisor from   April  2001  to
                                                       December 2001; Partner at  Michael,   Best  &
                                                       Friedrich,  LLP (a law firm)   from   October
                                                       1999  to  March  2001; Assistant      General
                                                       Counsel of U.S.  Bank, National   Association
                                                       (formerly      Firstar Bank,   N.A.)   and/or
                                                       certain     of     its subsidiaries      from
                                                       November    1984    to September 1999.

John W. Widmer               Treasurer     April       Treasurer  of the Advisor  since April                  None
P.O. Box 2936                              1999        1999;    Assistant    Secretary    and
Milwaukee, WI  53201                                   Assistant    Treasurer    of    Strong
Age 38                                                 Financial  Corporation  since December
                                                       2001;   Treasurer   of Strong         Service
                                                       Corporation      since April 1999;  Treasurer
                                                       and          Assistant Secretary   of  Strong
                                                       Investor     Services, Inc.  since July 2001;
                                                       and   Manager  of  the Financial   Management
                                                       and  Sales   Reporting Systems  department of
                                                       the  Advisor  from May 1997 to April 1999.

Thomas M. Zoeller            Vice          October     Executive   Vice   President   of  the                  None
P.O. Box 2936                President     1999        Advisor   since  April   2001;   Chief
Milwaukee, WI  53201                                   Financial   Officer  of  the   Advisor
Age 39                                                 since February 1998;  Secretary of the
                                                       Advisor from  December 2001 to November 2002;
                                                       Member  of the  Office of the Chief Executive
                                                       of  Strong   Financial Corporation  since May
                                                       2001;  Chief Financial Officer and  Treasurer
                                                       of Strong Investments, Inc.   since   October
                                                       1993;  Executive  Vice President          and
                                                       Secretary   of  Strong Investor     Services,
                                                       Inc.  since July 2001; Executive         Vice
                                                       President,       Chief Financial Officer, and
                                                       Secretary   of  Strong Service    Corporation
                                                       since  December  2001; Treasurer   of  Strong
                                                       Service    Corporation from September 1996 to
                                                       April    1999;    Vice President   of  Strong
                                                       Service    Corporation from   April  1999  to
                                                       December 2001;  Member of the  Office  of the
                                                       Chief Executive of the Advisor from  November
                                                       1998  until  May 2001; Senior Vice  President
                                                       of  the  Advisor  from February 1998 to April
                                                       2001;   and  Treasurer and  Controller of the
                                                       Advisor  from  October 1991 to February 1998.


The first paragraph under "DIRECTORS AND OFFICERS" is deleted and replaced with the following:

The Board of Directors (collectively "Board" and individually, "Director") of the Fund is responsible for managing the Fund's business and affairs. Directors and officers of the Fund, together with information as to their principal business occupations during the last five years and other information, are shown below. Each officer and Director holds the same position with the 27 registered open-end management investment companies consisting of 72 mutual funds ("Strong Family of Funds"). Each Director will hold office until the next annual meeting of shareholders at which his successor is elected, until there is a decrease in the number of Directors that takes effect after the expiration of his term, or until his death, resignation, or removal. Officers are elected by the Board annually or as otherwise required.

Footnote number 2 in the Directors' Fund Ownership table is deleted and replaced with the following:

(2) This Director is deemed an "interested person" as defined in the 1940 Act. Effective December 2, 2003, Mr. Strong resigned from the Board.

ALL FUNDS
Under "Non-Fundamental Operating Policies", Item 6 is deleted and replaced with the following:

6. Engage in futures or options on futures transactions that are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act.

ALL FUNDS
Under "Derivative Instruments, GENERAL LIMITATIONS", the second paragraph is deleted and replaced with the following:

         The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA") and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

ALL FUNDS
CUSTOMER IDENTIFICATION REQUIREMENT
The Fund is required to obtain certain personal information from you in order to verify your identity. If you do not provide this information, the Fund may be unable to open an account for you. If the Fund is unable to verify your identity, it may, without prior notice to you, reject additional purchases, suspend account options, close your account and redeem your shares at the next net asset value (NAV) minus any applicable sales charge, and/or take other action it deems reasonable. You will be responsible for any losses, taxes, expenses, fees, or other results of these actions.

ALL FUNDS
The following "Proxy Voting Policies and Procedures" information is added to the Statement of Additional Information under "Investment Advisor."

PROXY VOTING POLICIES AND PROCEDURES

The following summary describes how Strong Capital Management, Inc. ("Advisor"), as investment adviser to the Strong Family of Funds, generally intends to vote on proxy issues for the securities held in Fund portfolios. The Advisor has been delegated the right and the obligation to vote proxies relating to the Funds' portfolio securities, subject to the oversight of the Board of Directors. In addition, the Advisor is responsible for establishing proxy voting policies and procedures, and reviewing and updating them as necessary.

GENERAL PRINCIPLE.
The Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best long-term economic interest of advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

THE PROXY COMMITTEE.
The Advisor has established a Proxy Committee that meets as needed to administer, revise, and update the Proxy Voting Policy. In addition, the Proxy Committee meets when necessary to discuss and determine the votes for issues that do not fall into a category described in the Proxy Voting Policy, applying the general principles noted above. For issues that do not fall within predetermined voting guidelines, the Proxy Committee or its delegates may consult with the Portfolio Manager (or a member of the Portfolio Manager's investment team) of the account holding the relevant security for assistance in determining how to cast the vote.

PROCESS.
In order to apply the general policy noted above in a timely and consistent manner, the Proxy Committee has delegated its voting authority to a third-party voting service ("Voting Delegate"). Subject to the oversight of the Proxy Committee, the Voting Delegate follows the written voting guidelines provided by the Advisor. The Voting Delegate reviews the issues on each voting ballot and itemizes them according to the written voting guidelines. Based on the standing instructions given by the Advisor to the Voting Delegate regarding how to vote, the Voting Delegate places and records the votes. When the voting policy relating to a specific issue is not clearly defined in the written voting guidelines, the Voting Delegate refers the vote decision to the Advisor for review.

ROUTINE CORPORATE ADMINISTRATIVE ITEMS.
The Advisor generally is willing to vote with management on matters of a routine administrative nature. The Advisor believes management should be allowed to make those decisions that are essential to the ongoing operation of the company and which are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management's recommendation include:

o    Appointment or election of auditors;
o Increases in authorized common or preferred shares (unless management intends to use the additional shares to implement a takeover defense, in which case the proposal will be analyzed on a case-by-case basis);
o    Routine election or re-election of unopposed directors;
o    Director's liability and indemnification;
o Incentive plans, restricted stock plans and bonus plans, when 10% or fewer of the outstanding shares have been allocated to the company's incentive plans, PROVIDED, HOWEVER, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisor's advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o Stock option plans, when 10% or fewer or the outstanding shares have been allocated to the company's plans, (including subsidiary plans, share option and share award plans, equity incentive plans and share options), PROVIDED, HOWEVER, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisors' advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o    Employee stock purchase or ownership plans;
o    Name changes; and
o    The time and
location of the annual meeting.

The Advisor generally opposes minimum share ownership requirements for directors because the Advisor feels that a director can serve a company well regardless of the extent of his or her share ownership.

The Advisor generally abstains from voting for an item denoting "such other business as may come before the meeting" because the Advisor will not vote "for" or "against" issues of which it is not aware.

SPECIAL INTEREST ISSUES.
While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility generally rests with management. Because the Advisor's primary responsibility in voting proxies is to provide for the greatest long-term shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. Accordingly, the Advisor will vote with management's recommendation on issues such as:

o        Restrictions on military contracting;
o        Restrictions on the marketing of controversial products;
o        Restrictions on corporate political activities;
o        Restrictions on charitable contributions;
o        Restrictions on doing business with foreign countries;
o        A general policy regarding human rights;
o        A general policy regarding employment practices;
o        A general policy regarding animal rights;
o        A general policy regarding nuclear power plants;
o        Compensation plans; and
o        Rotating the location of the annual meeting among various cities.

RESOLVING MATERIAL CONFLICTS OF INTEREST.
The SEC rule describes a potential conflict of interest as occurring when there is a vote between the interests of Fund shareholders, on the one hand, and those of the Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter, on the other.

To eliminate or minimize material conflicts of interest, the Advisor may follow one or more of the following procedures: a) use predetermined voting guidelines,
b) use the recommendations of an independent third party, or c) refer conflicts of interest to the Proxy Committee for a decision.

PROXY VOTING RECORD RETENTION.
The Advisor retains the following records for a minimum of five years: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' requests for proxy voting information; and (5) any documents prepared on behalf of the Advisor that were material in making the decision on how to vote.

ADVISOR COMMON STOCK FUND                 ADVISOR SELECT FUND
ADVISOR ENDEAVOR LARGE CAP FUND           ADVISOR SMALL CAP VALUE FUND
ADVISOR FOCUS FUND                        ADVISOR TECHNOLOGY FUND
ADVISOR INTERNATIONAL CORE FUND           ADVISOR U.S. SMALL/MID CAP GROWTH FUND
ADVISOR LARGE COMPANY CORE FUND           ADVISOR U.S. VALUE FUND
ADVISOR MID CAP GROWTH FUND               ADVISOR UTILITIES AND ENERGY FUND

The second paragraph under the section "Determination of Net Asset Value" is deleted and replaced with the following.

Generally, equity securities traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the NASDAQ Stock Market are valued each business day using the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Other exchange-traded securities (generally foreign securities) are valued based on market quotations.




The date of this Statement of Additional Information Supplement is January 28, 2004.




RT41436 01-04                                               COMBOST/WH4148 01-04